SPARROW GROWTH FUND
-------------------
SCHEDULE OF INVESTMENTS
-----------------------
As of  February 28, 1999 (Unaudited)


                                      Number     Market
                                     of Shares    Value
                                     ---------    -----
Common Stocks - 97.55%
----------------------
Banks -  14.67%
Fifth Third Bancorp                    2,175   $143,686
Providian Financial Corp.              1,245    127,146
State Street Corp.                     1,825    139,955

Biological Products - 4.41%
Amgen Inc. *                             990    123,626

Computers/Technology - 17.48%
Dell Computer Corp. *                  1,500    120,188
EMC Corp. *                            1,240    126,945
Intel Corporation                        965    115,740
Microsoft Corp. *                        845    126,856

Drugs  & Healthcare - 9.74%
Cardinal Health Inc.                   1,861    134,341
Pfizer Incorporated                    1,050    138,534

Financial Services - 8.16%
Kansas City Southn Inds. Inc.          4,890    228,608

Food & Beverage - 5.14%
Safeway Inc. *                         2,495    144,086

Oil  & Natural Gas  - 4.50%
Enron Corp. (Oregon)                   1,940    126,100

                                      Number     Market
                                     of Shares    Value
                                     ---------    -----
Other Consumer Goods - 14.36%
Costco Companies Inc. *                1,710   $137,334
General Electric Company               1,240    124,387
Procter & Gamble Company               1,570    140,515

Retail - 10.00%
Best Buy Inc. *                        1,490    138,197
Wal Mart Stores Inc.                   1,640    141,655

Telecommunications -9.09%
BellSouth Corp.                        2,760    127,650
Lucent Technology                      1,250    126,953
                                                -------
Total Common Stocks
     (Cost $2,477,572)                        2,732,502
                                              ---------

Money Market - 7.31%
Star Treasury Money Market
     (Cost $204,632)                            204,632
                                                -------
Total Investments
     (Cost $2,682,204)                        2,937,134

Other Assets and Liabilities, Net - (4.86%)    (136,090)
-------------------------------------------    ---------
Net Assets - 100%                            $2,801,044
                                              ==========


*Non-income producing security.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
As of  February 28, 1999 (Unaudited)

ASSETS:

     Investments, at value (cost $2,682,204) .................       $ 2,937,134
     Cash.....................................................            28,000
     Receivables:
           Dividends .........................................             1,015
           Interest...........................................               394
           Fund shares sold...................................               942
                                                                     -----------

        Total assets .........................................         2,967,485

LIABILITIES:

     Payable Investment Purchases ...........................            161,548
     Accrued Management Fees ................................              4,893
                                                                       ---------
     Total liabilities .......................................           166,441
                                                                         -------

NET ASSETS ...................................................      $  2,801,044
                                                                      ==========

Net assets consist of:
     Paid-in capital .........................................         2,502,812
     Undistributed net investment income loss.................           (8,593)
     Net realized gain on investments ........................            51,895
     Net unrealized appreciation on investments ..............           254,930
                                                                         -------

Net assets ...................................................      $  2,801,044
                                                                      ==========

Shares of capital stock
     outstanding (no par value,
     unlimited shares authorized).............................           208,962

Shares:
Net asset value and offering and redemption price per share (based on net assets of $2,801,044 and 208,962 shares of beneficial interest
outstanding)..................................................            $13.40
Offering price per share (NAV/94.25%).........................            $14.22


The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF OPERATIONS
-----------------------
For the six months-ended February 28, 1999 (Unaudited)


INVESTMENT INCOME:
     Interest ................................................          $  1,911
     Dividends ...............................................             2,752
                                                                         -------
          Total investment income ............................             4,663
                                                                         -------

EXPENSES:

     Management Expense .....................................             13,256
                                                                          ------
         Total expenses ......................................            13,256
                                                                          ------

NET INVESTMENT LOSS  .........................................           (8,593)
                                                                       ---------

REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS:
     Net realized appreciation on investments.................            51,895
     Net change in unrealized
          appreciation on investments ........................           254,930
                                                                       ---------
     Net gain on investments .................................           306,825
                                                                       ---------

INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................       $   298,232
                                                                      ==========



 The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
For the six months-ended February 28, 1999 (Unaudited)


INCREASE IN NET ASSETS
Operations:
     Net investment  loss.....................................         $ (8,593)
     Net realized appreciation on investments.................            51,895
     Net change in unrealized appreciation on investments                254,930
                                                                       ---------
     Increase in net assets from operations ..................           298,232
                                                                      ----------

Capital share transactions:
     Proceeds from shares sold ...............................         2,404,431
     Cost of shares repurchased...............................           (1,619)
     Net increase in net assets from
          capital share transactions .........................         2,402,812

TOTAL INCREASE IN NET ASSETS .................................         2,701,044
                                                                      ----------

NET ASSETS:
     Beginning of period .....................................           100,000
     End of period............................................       $ 2,801,044
                                                                     ===========

OTHER INFORMATION:
Share transactions:
     Sold ....................................................           209,087
     Repurchased .............................................             (125)
                                                                           ----

NET INCREASE IN SHARES OUTSTANDING ...........................           208,962
                                                                       =========


The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND
-------------------
FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------
                                                                         1998(a)

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning of period..........................          $ 10.00
Loss from investment operations:
     Net investment income loss...............................            (0.09)
     Net realized and unrealized
          gain on investments.................................             3.49
                                                                           ----
Total from investment operations..............................             3.40
Less  distributions:
     Distributions from net
          investment income ..................................             0.00
                                                                           ----
     Distributions from net realized
             gains on investments.............................             0.00
                                                                           ----
Total distributions ..........................................             0.00
                                                                           ----

Net asset value, end of period ...............................          $ 13.40
                                                                          =====

TOTAL RETURN .................................................            34.00%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period ...............................       $2,801,044

     Ratio of expenses to average net assets (b)..............             2.41%

     Ratio of net investment income to average net assets (b).           (1.57)%

     Portfolio turnover ......................................            50.13%

(a)  For the six months-ended February 28, 1999
(b)  Annualized.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note 1 - General

The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds, an Ohio business trust (the "Trust") on July 14, 1998. The investment adviser to the Fund is Sparrow Capital Management Incorporated (the "Adviser"). The investment objective is to provide shareholders with long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in a broad range of common stocks which the Adviser believes have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The model looks at a variety of factors to select stocks ("core momentum growth stocks") which the Adviser believes demonstrate strong earnings momentum. Although the Fund may invest in stocks of all market capitalization ranges, it is anticipated that the majority of the Fund's investments will be in common stocks of large capitalization companies (over $10 billion). The Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors.

Note 2 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

         A) Security Valuations

The value of an individual share in the Fund (net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time); on each day that the exchange is open for business and any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

         B) Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C) Dividends and Distributions to Shareholders

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis and intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

(Unaudited)



         C) Dividends and Distributions to Shareholders (cont.)

Income dividend and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

         D) Federal Income Taxes

The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold.

         E) Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Agreements and Other Transactions with Affiliates

The Fund retains Sparrow Capital Management Incorporated, (the "Adviser") to manage the Fund's investments. The Adviser is an independent investment counselor and registered investment adviser which, together with its affiliated minority owned investment management firm, Buford, Dickson, Harper & Sparrow Inc., has over $100 million of core momentum growth stock assets under management. The firm was founded in 1988 and is 100% owned by the president and founder, Gerald R. Sparrow. The sole investment focus of the firm is "core momentum growth stocks" (as defined in "Investment Objective and Strategies and Risk Considerations" in the Fund's Prospectus). The investment decisions of the Fund are made by the Adviser's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio.

The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 2.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

The Fund retains Unified Fund Services, Inc., (the "Administrator") to manage the Fund's business affairs and provide the Fund with fund accounting and administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. For its services as Administrator, Unified Fund Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets, subject to an annual minimum fee of $18,000. The Fund retains Unified Mangement Corporation, (the "Distributor") to act as the principal

(Unaudited)

Note 3 - Agreements and Other Transactions with Affiliates (cont.)

distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund is authorized to incur distribution expenses at a maximum annual rate of 0.50% of the average daily net assets of the Fund. The Board of Trustees has currently authorized an annual rate of 0.25%. All distribution expenses incurred by the Fund are paid by the Adviser pursuant to the Management Agreement between the Fund and Adviser. The expenses may include, but are not limited to, the following: (a) payments to securities dealers and others that are engaged in the sale of shares, that may be advising shareholders of the Trust regarding the purchase of Fund shares, that hold shares of the Fund in omnibus accounts or as shareholders of record, or provide shareholder support or administrative services; (b) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (c) costs of formulating and implementing marketing and promotional activities; (d) costs of preparing, printing and distributing sales literature; and (e) costs of implementing and operating the Distribution plan. The Plan is designed to promote the sale of shares of the Fund.

Note 4- Investment Transactions

For the period ended  February 28, 1999, the cost of purchases and proceeds from
sales,   excluding   short-term   investments,   were  $3,058,760  and  $633,083
respectively.


Note 5- Unrealized Appreciation (Depreciation)

At  February  28,  1999,  the  composition  of  gross  unrealized   appreciation
(depreciation) of investment securities is as follows:

                               Appreciation     Depreciation    Net Appreciation
The Sparrow Growth Fund          $ 258,572         ($3,642)         $  254,930

Note 6- Year 2000

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from January 1, 2000. This is commonly known as the "Year 2000 Issue". The Adviser and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtained reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 issue will not affect the companies in which the Fund invests or worldwide markets and economies.